Short-term investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Short-term investments
3.	Short-term investments

The short-term investments represent investments in REITs, publicly traded on the Hong Kong Stock Exchange, money market instruments and publicly traded debt and equity securities, which are expected to be realized in cash during the next 12 months. These marketable securities are initially recorded at cost and adjusted to fair value at the end of each reporting period. The fair value of these marketable securities are based on Level 1 inputs(quoted prices in active markets for identical assets).

The following summarizes the short-term investments measured at fair value at December 31, 2017 and 2018:

	December 31, 2017
		US$
	Fair value	Cost	Unrealized gain in profit

Debt securities - trading	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instruments	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979

	December 31, 2018
		US$
	Fair value	Cost	Unrealized gain in profit

REITs	8,442,063	7,291,863	1,150,200

Total	8,442,063	7,291,863	1,150,200

During the year ended December 31, 2018, US$3,407,090 (2017: US$7,873,987 realized gain) net realized loss and US$1,150,200 (2017: US$2,095,979) unrealized gain are included in earnings.